REGULATORY MATTERS	12 Months Ended
Dec. 31, 2015
REGULATORY MATTERS [Abstract]
REGULATORY MATTERS

NOTE 20 – REGULATORY MATTERS

Capital guidelines adopted by federal and state regulatory agencies and restrictions imposed by law limit the amount of cash dividends our Bank can pay to us. Under these guidelines, the amount of dividends that may be paid in any calendar year is limited to the Bank’s current year’s net profits, combined with the retained net profits of the preceding two years. Further, the Bank cannot pay a dividend at any time that it has negative undivided profits. As of December 31, 2015, the Bank had negative undivided profits of $10.1 million. We can request regulatory approval for a return of capital from the Bank to the parent company. During the first quarter of 2014, we requested regulatory approval for a $15.0 million return of capital from the Bank to the parent company. This return of capital request was approved by our banking regulators on March 28, 2014 and the Bank returned $15.0 million of capital to the parent company on April 9, 2014. During January of 2015, we requested regulatory approval for an additional $18.5 million return of capital from the Bank to the parent company. This return of capital request was approved by our banking regulators on February 13, 2015, and the Bank returned $18.5 million of capital to the parent company on February 17, 2015. It is not our intent to have dividends paid in amounts that would reduce the capital of our Bank to levels below those which we consider prudent and in accordance with guidelines of regulatory authorities.

We are also subject to various regulatory capital requirements. The prompt corrective action regulations establish quantitative measures to ensure capital adequacy and require minimum amounts and ratios of total, Tier 1, and common equity Tier 1 (as of January 1, 2015) capital to risk-weighted assets and Tier 1 capital to average assets. Failure to meet minimum capital requirements can result in certain mandatory, and possibly discretionary, actions by regulators that could have a material effect on our consolidated financial statements. Under capital adequacy guidelines, we must meet specific capital requirements that involve quantitative measures as well as qualitative judgments by the regulators. The most recent regulatory filings as of December 31, 2015 and 2014, categorized our Bank as well capitalized. Management is not aware of any conditions or events that would have changed the most recent Federal Deposit Insurance Corporation (“FDIC”) categorization.

On July 2, 2013, the Federal Reserve approved a final rule that establishes an integrated regulatory capital framework (the “New Capital Rules”). The rule implements in the United States the Basel III regulatory capital reforms from the Basel Committee on Banking Supervision and certain changes required by the Dodd-Frank Act. In general, under the New Capital Rules, minimum requirements have increased for both the quantity and quality of capital held by banking organizations. Consistent with the international Basel framework, the New Capital Rules include a new minimum ratio of common equity Tier 1 capital to risk-weighted assets of 4.5% and a common equity Tier 1 capital conservation buffer of 2.5% of risk-weighted assets that applies to all supervised financial institutions. The rule also raises the minimum ratio of Tier 1 capital to risk-weighted assets from 4% to 6% and includes a minimum leverage ratio of 4% for all banking organizations. As to the quality of capital, the New Capital Rules emphasize common equity Tier 1 capital, the most loss-absorbing form of capital, and implement strict eligibility criteria for regulatory capital instruments. The New Capital Rules also change the methodology for calculating risk-weighted assets to enhance risk sensitivity. The New Capital Rules became effective for us on January 1, 2015.

Our actual capital amounts and ratios at December 31 follow:

	Actual		Minimum for Adequately Capitalized Institutions		Minimum for Well-Capitalized Institutions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
2015
Total capital to risk-weighted assets
Consolidated	$278,170	16.65%	$133,668	8.00%	NA	NA
Independent Bank	261,894	15.69	133,514	8.00	$166,893	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$257,050	15.38%	$100,251	6.00%	NA	NA
Independent Bank	240,867	14.43	100,136	6.00	$133,514	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$239,271	14.32%	$75,188	4.50%	NA	NA
Independent Bank	240,867	14.43	75,102	4.50	$108,480	6.50%

Tier 1 capital to average assets
Consolidated	$257,050	10.91%	$94,217	4.00%	NA	NA
Independent Bank	240,867	10.23	94,145	4.00	$117,682	5.00%

2014
Total capital to risk-weighted assets
Consolidated	$265,163	18.06%	$117,427	8.00%	NA	NA
Independent Bank	247,883	16.90	117,374	8.00	$146,718	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$246,628	16.80%	$58,714	4.00%	NA	NA
Independent Bank	229,361	15.63	58,687	4.00	$88,031	6.00%

Tier 1 capital to average assets
Consolidated	$246,628	11.18%	$88,206	4.00%	NA	NA
Independent Bank	229,361	10.46	87,687	4.00	$109,609	5.00%

NA — Not applicable

The components of our regulatory capital are as follows:

	Consolidated		Independent Bank
	December 31,		December 31,
	2015	2014	2015	2014
	(In thousands)
Total shareholders’ equity	$251,092	$250,371	$259,947	$257,832
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	238	5,636	238	5,636
Intangible assets	(912)	(2,627)	(912)	(2,627)
Disallowed deferred tax assets	(11,147)	(40,500)	(18,406)	(30,728)
Disallowed capitalized mortgage loan servicing rights	—	(752)	—	(752)
Common equity tier 1 capital	239,271	212,128	240,867	229,361
Qualifying trust preferred securities	34,500	34,500	—	—
Disallowed deferred tax assets	(16,721)	—	—	—
Tier 1 capital	257,050	246,628	240,867	229,361
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	21,120	18,535	21,027	18,522
Total risk-based capital	$278,170	$265,163	$261,894	$247,883